Prior period error	12 Months Ended
Sep. 30, 2025
Prior period error
Prior period error

21. Prior period error

During the year ended September, 30 2025, an error was identified in the application of IFRS 2 Share-based Payment relating to the recognition and measurement of the share-based payment expense for Restricted Stock Units (RSUs). This resulted in an understatement of share based payment expense in profit or loss and an understatement of equity in prior periods. In accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors, the error has been corrected retrospectively. The correction is an accounting restatement and non-cash in nature, accordingly, there is no impact on the company’s cash position arising from this correction. The error has been corrected retrospectively. The comparative figures for the year ending September 30, 2025, have been restated as follows:

Impact on consolidated statement of comprehensive income

	Year ended		Year ended	Year ended		Year ended
	30 September		30 September	30 September		30 September
	2024		2024	2023		2023
	$'000		$'000	$'000		$'000
	As previously disclosed:	Adjustment	As restated	As previously disclosed:	Adjustment	As restated

Administrative expenses	(23,177)	(2,237)	(25,414)	(55,201)	(4,134)	(59,335)

Profit/(loss) before tax	(23,977)	(2,237)	(26,214)	(44,113)	(4,134)	(48,247)

Profit/(loss) for the financial year attributable to equity holders	(54,581)	(2,237)	(56,818)	(70,393)	(4,134)	(74,527)

Impact on consolidated statement of financial position

	Year ended		Year ended	Year ended		Year ended
	30 September		30 September	30 September		30 September
	2024		2024	2023		2023
	$'000		$'000	$'000		$'000
	As previously disclosed:	Adjustment	As restated	As previously disclosed:	Adjustment	As restated

Share premium	150,084	1,279	151,363	137,021	691	137,712
Share-based payment reserve	36,457	5,092	41,549	38,554	3,443	41,999
Retained earnings	(332,114)	(6,371)	(338,485)	(277,533)	(4,134)	(281,667)
		—			—

There was no impact on the statement of cash flows.

The adjustments to Administration expenses of $2.237 million and $4.134 million for year ended September 30, 2024, and September 30, 2023 respectively, were a result of an understatement of share-based payments expense and share based payment reserve.

The adjustments to share premium of $1.279 million and $0.691m for year ended September 30, 2024 and September 30, 2023 respectively, were as a result of an understatement of share-premium and overstatement of share-based payment reserve.